Average Annual Total Returns{- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 40%	Fidelity Asset Manager 40% Return Before Taxes Past 1 year	Fidelity Asset Manager 40% Return Before Taxes Past 5 years	Fidelity Asset Manager 40% Return Before Taxes Past 10 years	Fidelity Asset Manager 40% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 40% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 40% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 40% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 40% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 40% After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0594 Past 1 year	F0594 Past 5 years	F0594 Past 10 years
Total	13.10%	8.29%	6.74%	12.11%	7.20%	5.68%	7.85%	6.12%	5.01%	7.51%	4.44%	3.84%	11.29%	7.80%	6.61%